Compensatory Equity Incentive Plan and Other Equity Incentives (Details 5) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Stock based compensation	$ 348,735	$ 284,951
Selling, General & Administrative [Member]
Stock based compensation	347,206	283,962
Cost of Sales [Member]
Stock based compensation	316	158
New Product Development [Member]
Stock based compensation	1,213	831
Stock Options [Member]
Stock based compensation	49,293	53,584
Restricted Stock Units [Member]
Stock based compensation	$ 299,442	$ 231,367